Transactions with Related Parties - Statement Of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	$ 16,019	$ 12,215	$ 14,290
Tsakos Energy Management Limited (management fees)	15,896	15,887	15,598
Total expenses with related parties	36,266	35,533	34,058
Tsakos Shipping and Trading S.A.
Related Party Transaction [Line Items]
Tsakos Shipping and Trading S.A. (commissions)	5,219	5,304	5,461
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Tsakos Energy Management Limited (management fees)	15,487	15,587	15,298
Tsakos Columbia Shipmanagement S.A.
Related Party Transaction [Line Items]
Tsakos Columbia Shipmanagement S.A.	1,621	1,280	1,237
Argosy Insurance Company Limited
Related Party Transaction [Line Items]
Argosy Insurance Company Limited	9,129	9,701	9,933
AirMania Travel S.A.
Related Party Transaction [Line Items]
AirMania Travel S.A.	$ 4,810	$ 3,661	$ 2,129